SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.  SUBSEQUENT EVENTS

Effective January 2, 2013 the Company acquired Frontline`s shares in Orion Tankers Ltd. at its nominal book value after which Orion Tankers Ltd., became a wholly owned subsidiary of the Company.

In December 2012, the Company announced that it will acquire 100% of the shares of Scandic American Shipping Ltd. ("Manager") from a company owned by the Chairman and Chief Executive Officer of the Company Mr. Herbjørn Hansson and his family. The transaction was completed on January 10, 2013. See Note 3 for further information.

On January, 10, 2013 the Board of Directors amended the vesting requirements for the 174,000 shares allocated to the Manager under the 2011 Equity Incentive Plan and the vesting requirements were lifted.

On February 11, 2013, the Company declared a dividend of $0.16 per share in respect of the results for the fourth quarter of 2012, which was paid to shareholders on or about February 13, 2013.